SHARE BASED COMPENSATION (Summary of Non-vested Shares Activity) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Number of Non-vested Shares
Outstanding, beginning balance
Granted	29,724
Vested	(1,944)
Forfeited
Outstanding, ending balance	27,780
Weighted Average Grant Date Fair Value
Outstanding, beginning balance
Granted	$ 9.38
Vested	$ 13.95
Forfeited
Outstanding, ending balance	$ 9.06